SUPPLEMENTARY CASH FLOW INFORMATION (Narrative) (Details) $ in Thousands	6 Months Ended
Feb. 28, 2022 USD ($) shares
Supplementary Cash Flow Information [Abstract]
Shares issued to settle convertible debt (Shares) | shares	11,793,509
Shares issued to settle convertible debt | $	$ 19,990